Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
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Basis of Preparation

Basis of Preparation

The consolidated financial statements are prepared in accordance with the International Financial Reporting Standards, or IFRS, as issued by the International Accounting Standards Board, or IASB, and as adopted by the European Union, or EU.

The accounting policies applied when preparing the consolidated financial statements are described in detail below and are applied for all entities. Unless otherwise stated under the section “Changes in Accounting Policies and Disclosures” below, these policies have been applied consistently to all years presented. Significant accounting estimates used when exercising the accounting policies are described in Note 3.

Our consolidated financial statements have been prepared under the historical cost convention, apart from certain financial instruments that are measured at fair value at initial recognition.

Changes in Accounting Policies and Disclosures

Changes in Accounting Policies and Disclosures

New and Amended Standards and Interpretations

As of January 1, 2018, the Company has adopted IFRS 9, “Financial Instruments”, which introduces a new impairment model for financial assets measured at amortized cost based on an expected credit loss model, which currently applies to the Company’s bank deposits, trade receivables and deposits. The implementation of the impairment model under IFRS 9 had no impact on the consolidated financial statements.

At December 31, 2017, €17.4 million of trade payables and €6.3 million of other payables were combined and presented as a single amount of trade payables and other payables under current liabilities in the consolidated statements of financial position. In connection with adoption of IFRS 9, and in order to separate financial liabilities from other payables, we have from December 31, 2018, presented other payables separately from trade payables in the consolidated statements of financial position. Comparative figures have been reclassified to reflect the change in presentation. The adoption of IFRS 9 had no other impact on the consolidated financial statements.

Further, the Company has adopted IFRS 15, “Revenue from Contracts with Customers”, which establishes a single, comprehensive framework for revenue recognition, based on a five-step model, which applies to the Company’s licensing agreements with multiple activities. IFRS 15 was adopted as of January 1, 2018 using the “retrospective method with the cumulative effect of initially applying this standard recognized at the date of the initial application”. The adoption of IFRS 15 had no impact on the consolidated financial statements.

Going Concern

Going Concern

The Company’s Board of Directors has, at the time of approving the consolidated financial statements, a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, we continue to adopt the going concern basis of accounting in preparing the financial statements.

Recognition and Measurement

Recognition and Measurement

Assets are recognized in the consolidated statements of financial position when it is probable, as a result of a prior event, that future economic benefits will flow to us and the value of the asset can be measured reliably.

Liabilities are recognized in the consolidated statements of financial position when we have a legal or constructive obligation as a result of a prior event, and it is probable that future economic benefits will flow from us and the value of the liability can be measured reliably.

On initial recognition, assets and liabilities are measured at cost or at fair value, depending on the classification of the items. Measurement subsequent to initial recognition is affected as described below for each financial statement item. Anticipated risks and losses that arise before the time of presentation of the consolidated financial statements and that confirm or invalidate affairs and conditions existing at the consolidated statements of financial position date are considered at the time of recognition and measurement.

Income is recognized in the consolidated statements of profit or loss when earned, whereas costs are recognized by the amounts attributable to the financial year.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include our parent company, Ascendis Pharma A/S, and all enterprises over which the parent company has control. We control an enterprise when we are exposed to, or have rights to, variable returns from our involvement with the enterprise and have the ability to control those returns through our power over the entity. Accordingly, the consolidated financial statements include Ascendis Pharma A/S and the subsidiaries listed in Note 11.

Consolidation Principles

Consolidation Principles

The consolidated financial statements comprise the Company, and its subsidiaries at December 31, 2018. Subsidiaries, which are enterprises where we have control, at the balance sheet date are fully consolidated from the date upon which control is transferred to us. They are deconsolidated from the date control ceases.

We re-assess whether or not the Company controls an enterprise if facts and circumstances indicate that there are changes to one or more of the three elements of control, respectively:

•	The contractual arrangement(s) with the other vote holders of the enterprise

•	The Group’s voting rights and potential voting rights

•	Rights arising from other contractual arrangements

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between our group enterprises are eliminated in full on consolidation.

Subsidiaries and our associate apply accounting policies in line with the Company’s accounting policies. When necessary, adjustments are made to bring the entities’ accounting policies in line with those of the Company.

An associate is an entity over which we have significant influence over financial and operational decisions but where we have neither control nor joint control. The Company’s associate is accounted for using the equity method. Under the equity method, the associate is initially recognized at cost. Thereafter, the carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the associate since the acquisition date.

The consolidated statements of profit or loss includes the Company’s share of result after tax and non-controlling interests of the associate. Transactions between the associate and the Company are eliminated proportionally according to our interest in the associate. Unrealized gains and losses resulting from transactions between the Group and its associate is eliminated to the extent of the interest in the associate.

After application of the equity method, we determine whether it is necessary to recognize an impairment loss related to the associate. Accordingly, at each reporting date, we determine whether there is objective evidence that the associate is impaired. If there is such evidence, we calculate the amount of impairment as the difference between the recoverable amount of the associate and its carrying value. Any impairment loss is recognized within share of profit/(loss) of associate in the consolidated statements of profit or loss.

Foreign Currency

Foreign Currency

Functional and Presentation Currency

Items included in the consolidated financial statements are measured using the functional currency of each Group entity. Functional currency is the currency of the primary economic environment in which the entity operates. The consolidated financial statements are presented in Euro (EUR), which is also the functional currency of the parent company.

Translation of Transactions and Balances

On initial recognition, transactions in currencies other than the individual entity’s functional currency are translated applying the exchange rate in effect at the date of the transaction. Receivables, payables and other monetary items denominated in foreign currencies that have not been settled at the balance sheet date are translated using the exchange rate in effect at the balance sheet date.

Exchange rate differences that arise between the rate at the transaction date and the rate in effect at the payment date, or the rate at the balance sheet date, are recognized in profit or loss as financial income or financial expenses. Property, plant and equipment, intangible assets and other non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

Currency Translation of Group Enterprises

When subsidiaries or associates that present their financial statements in a functional currency other than EUR are recognized in the consolidated financial statements, their statements of profit or loss are translated at average exchange rates. Balance sheet items are translated using the exchange rates at the balance sheet date. Exchange rate differences arising from translation of foreign entities’ balance sheet items at the beginning of the year to the balance sheet date exchange rates as well as from translation of statements of profit or loss from average rates to the exchange rates at the balance sheet date are recognized in other comprehensive income. Similarly, exchange rate differences arising from changes that have been made directly in a foreign subsidiary’s equity are recognized in other comprehensive income.

Business Combinations

Business Combinations

Newly acquired or newly established subsidiaries are recognized in the consolidated financial statements from the time of acquiring or establishing such enterprises. Time of acquisition is the date on which control of the enterprise is actually acquired.

When acquiring new enterprises over which we obtain control, the acquisition method is applied. Under this method, we identify assets, liabilities and contingent liabilities of these enterprises and measure them at fair value at the acquisition date. Restructuring costs are only recognized in the pre-acquisition balance sheet if they constitute a liability of the acquired enterprise. Allowance is made for the tax effect of the adjustments made.

The acquisition price for an enterprise consists of the fair value of the consideration paid for the acquired enterprise. Costs that are attributable to the acquisition of the enterprise are recognized in the consolidated statement of profit or loss when incurred.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired are all recorded as goodwill.

Goodwill is subject to annual impairment test. Impairment is calculated as the difference between the recoverable amount of the cash-generating unit that the goodwill relates to, and it’s carrying amount. Any impairment loss is recognized in the consolidated statement of profit or loss in a separate line item.

Revenue

Revenue

Our revenue is primarily generated from collaboration- and license agreements. Further, we also generate revenue from development services under development and commercialization agreements. Additionally, revenue is generated from feasibility studies for potential partners to evaluate if our TransCon technologies enables certain advantages for their product candidates of interest. Such feasibility studies are often structured as short-term agreements with fixed fees for the work that we perform.

With reference to “Changes to accounting policies and disclosures”, the Company has adopted IFRS 15, “Revenue from Contracts with Customers”, effective from January 1, 2018. Thus, until December 31, 2017 revenue was recognized when it was probable that future economic benefits would flow to us and these benefits could be measured reliably. Further, revenue recognition required that all significant risks and rewards of ownership of the goods or services included in the transaction had been transferred to the buyer, and that we retained neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods or services sold.

From January 1, 2018, upon adoption of IFRS 15, when we enter into contract with customers, we assess the goods and/or services promised in the contract and identify distinct performance obligations. A promise in the agreement is considered a distinct performance obligation if both of the following criteria are met:

•

the customer can benefit from the goods or service either on its own or together with other resources that are readily available to the customer (i.e. the goods or service is capable of being distinct); and

•

the entity’s promise to transfer the goods or service to the customer is separately identifiable from other promises in the contract (i.e. the promise to transfer the goods or service is distinct within the context of the contract).

Under collaboration-, license, and other agreements that contain multiple promises to the customer, the promises are identified and accounted for as separate performance obligations, if these are distinct. If promises are not distinct, we combine those goods or services with other promised goods or services until we identify a bundle of goods or services that is distinct.

The transaction price in the contract is measured at fair value and reflects the consideration we expect to be entitled to in exchange for those goods or services. In the transaction price, variable consideration including milestone payments, is only included to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

The transaction price is allocated to each performance obligation according to their stand-alone selling prices and is recognized when control of the goods or services are transferred to the customer either, over time or at a point in time.

Revenue is stated net of value added tax, duties, etc. collected on behalf of a third party, and discounts. Usually the payment terms are within 1-2 months. We have no payment terms exceeding 12 months, and thus transaction prices are not adjusted for financing components.

The transition to IFRS 15 had no impact on recognition and measurement of revenue.

Research and Development Costs

Research and Development Costs

Our research and development costs consist primarily of manufacturing costs, preclinical and clinical study costs, salaries and other personnel costs including pension and share-based payment, the cost of facilities, the cost of obtaining and maintaining our intellectual property portfolio, and the depreciation of assets used in research and development activities.

Research costs comprise costs incurred at the early stages of the drug development cycle from the initial drug discovery and are recognized in the consolidated statement of profit or loss when incurred.

A development project involves a single product candidate undergoing a series of studies to illustrate its safety profile and effect on human beings prior to obtaining the necessary approval from the appropriate authorities. Due to the risk related to the development of pharmaceutical products, we cannot estimate the future economic benefits associated with individual development projects with sufficient certainty until the development project has been finalized and the necessary market approval of the final product has been obtained. As a consequence, all development costs are recognized in the consolidated statement of profit or loss in the period to which they relate. Development costs also comprise manufacturing costs related to validation batches, or process performance qualification batches on late-stage development projects.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses comprise salaries and other personnel costs including pension and share-based payment, office supplies, cost of facilities, and depreciation and amortization related to administrative activities.

General and administrative expenses are recognized in the consolidated statement of profit or loss in the period to which they relate.

Share-based Incentive Programs

Share-based Incentive Programs

Share-based incentive programs under which board members, employees and external consultants have the option to purchase shares in Ascendis Pharma A/S (equity-settled share-based payment arrangements) are measured at the equity instrument’s fair value at the grant date.

The cost of equity-settled transactions is determined by the fair value at the date of grant using the Black-Scholes valuation model. The cost is recognized together with a corresponding increase in equity over the period in which the performance and/or service conditions are fulfilled, the vesting period. The fair value determined at the grant date of the equity-settled share-based payment is expensed on a straight-line basis over the vesting period for each tranche, based on our best estimate of the number of equity instruments that will ultimately vest. No expense is recognized for grants that do not ultimately vest.

Where an equity-settled grant is cancelled, it is treated as if it vested on the date of the cancellation, and any expense not yet recognized for the grant is recognized immediately. This includes any grant where non-vesting conditions within the control of either the entity or the employee are not met.

Where the terms and conditions for an equity-settled grant is modified, we recognize as minimum the services measured at the grant date fair value over the vesting period. Additionally, we re-measure the unvested grants at the date of modification and recognize any increase in the total fair value over the vesting period.

If a new grant is substituted for the cancelled grant and designated as a replacement grant on the date that it is granted, the cancelled and new grants are treated as if they were a modification of the original grant, as described in the previous paragraph.

Any social security contributions payable in connection with the grant or exercise of the warrants are recognized as incurred.

The assumptions used for estimating the fair value of share-based payment transactions are disclosed in Note 6.

Finance Income and Expenses

Finance Income and Expenses

Finance income and expenses comprise interest income and expenses and realized and unrealized exchange rate gains and losses on transactions denominated in foreign currencies.

Interest income and interest expenses are stated on an accrual basis using the principal and the effective interest rate. The effective interest rate is the discount rate that is used to discount expected future payments related to the financial asset or the financial liability in order for the present value of such asset or liability to match their carrying amount.

Income Taxes

Income Taxes

Tax for the year, which consists of current tax for the year and changes in deferred tax, is recognized in the consolidated statement of profit or loss by the portion attributable to the profit or loss for the year and recognized directly in equity or other comprehensive income by the portion attributable to entries directly in equity and in other comprehensive income. The current tax payable or receivable is recognized in the balance sheet, stated as tax computed on this year’s taxable income, adjusted for prepaid tax.

When computing the current tax for the year, the tax rates and tax rules enacted or substantially enacted at the balance sheet date are used. Current tax payable is based on taxable profit or loss for the year. Taxable profit or loss differs from net profit or loss as reported in the consolidated statements of profit or loss because it excludes items of income or expense that are taxable or deductible in prior or future years. It also further excludes items that are never taxable or deductible.

Deferred tax is recognized according to the balance sheet liability method of all temporary differences between carrying amounts and tax-based values of assets and liabilities, apart from deferred tax on all temporary differences occurring on initial recognition of goodwill or on initial recognition of a transaction which is not a business combination, and for which the temporary difference found at the time of initial recognition neither affects net profit or loss nor taxable income.

Deferred tax liabilities are recognized on all temporary differences related to investments in our subsidiaries, unless we are able to control when the deferred tax is realized, and it is probable that the deferred tax will not become due and payable as current tax in the foreseeable future.

Deferred tax is calculated based on the planned use of each asset and the settlement of each liability, respectively.

Deferred tax is measured using the tax rates and tax rules in the relevant countries that, based on acts in force or acts in reality in force at the balance sheet date, are expected to apply when the deferred tax is expected to crystallize as current tax. Changes in deferred tax resulting from changed tax rates or tax rules are recognized in the consolidated statement of profit or loss unless the deferred tax is attributable to transactions previously recognized directly in equity or other comprehensive income. In the latter case, such changes are also recognized in equity or other comprehensive income.

Deferred tax assets, including the tax base of tax loss carry forwards, are recognized in the balance sheet at their estimated realizable value, either as a set-off against deferred tax liabilities or as net tax assets for offset against future positive taxable income. At every balance sheet date, it is assessed whether sufficient taxable income is likely to arise in the future for the deferred tax asset to be used.

Intangible Assets

Intangible Assets

Goodwill

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests over the net identifiable assets acquired and liabilities assumed. After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is not amortized but is subject to impairment testing at least on a yearly basis. For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units, or group of cash-generating units, that are expected to benefit from the synergies of the combination. Each cash-generating unit or group of cash generating units to which goodwill is allocated represent the lowest level within the Company at which the goodwill is monitored for internal management purposes. Goodwill is monitored at the consolidated level.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment is measured at cost less accumulated depreciation and impairment losses. Cost comprises the acquisition price, costs directly attributable to the acquisition and preparation costs of the asset until the time when it is ready to be put into operation.

Subsequent costs are included in the carrying amount of the asset or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the assets will flow to us and the costs of the items can be measured reliably. All repair and maintenance costs are charged to the consolidated statement of profit or loss during the financial periods in which they are incurred.

Plant and equipment acquired for research and development activities, which are expected to be used for research and development activities for more than one year, are capitalized and depreciated over the estimated useful life as research and development costs.

If the acquisition or use of the asset involves an obligation to incur costs of decommissioning or restoration of the asset, the estimated related costs are recognized as a provision and as part of the relevant asset’s cost, respectively.

The basis for depreciation is cost less estimated residual value. The residual value is the estimated amount that would be earned if selling the asset today net of selling costs, assuming that the asset is of an age and a condition that is expected after the end of its useful life. The cost of a combined asset is divided into smaller components, with such components depreciated individually if their useful lives vary.

Depreciation commences when the asset is available for use, which is when it is in the location and condition necessary for it to be capable of operating in the manner we intend.

Depreciation is calculated on a straight-line basis from the following assessment of an asset’s expected useful life:

Process plant and machinery	5 - 10 years
Other fixtures and fittings, tools and equipment	3 - 5 years
Leasehold improvements	3 - 5 years

The useful life for plant and equipment used in specific development activities, reflects the estimated time of the relevant development project.

Depreciation methods, useful lives and residual amounts are re-assessed at least annually.

Property, plant and equipment are written down to the lower of recoverable amount and carrying amount, as described in the “Impairment” section below.

Depreciation, impairment losses and gains and losses on disposal of property, plant and equipment are recognized in the consolidated statement of profit or loss as research and development costs or as general and administrative expenses, as appropriate.

Impairment

Impairment

Property, plant and equipment and finite-lived intangible assets are reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. The recoverable amount of goodwill is estimated annually irrespective of any recorded indications of impairment.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash inflows, or cash-generating units, which for goodwill represent the lowest level within the enterprise at which the goodwill is monitored for internal management purposes. Prior impairments of non-financial assets, other than goodwill, are reviewed for possible reversal at each reporting date.

Receivables

Receivables

Receivables comprise deposits, trade receivables, and other receivables, which are separately presented in the consolidated statements of financial position.

With reference to “Changes to accounting policies and disclosures”, the Company has adopted IFRS 9, “Financial Instruments”, effective as of January 1, 2018. Thus, until December 31, 2017, deposits and trade receivables were classified as loans and receivables, constituting financial assets with fixed or determinable payments. Receivables were initially recognized at their fair value, and subsequently measured at amortized cost.

From January 1, 2018, receivables (excluding receivables related to VAT and other indirect tax receivables) are classified as financial assets at amortized cost, as these are held to collect contractual cash flows and thus give rise to cash flows representing solely payments of principal and interest. Trade receivables are initially recognized at their transaction price and subsequently measured at amortized cost. Deposits are initially measured at their fair value and subsequently measured at amortized cost.

Other receivables comprise VAT and other indirect tax receivables, and thus not classified as financial assets, are measured at cost less impairment.

The carrying amount of receivables usually equals their nominal value less provision for impairments.

Prepayments	Prepayments Prepayments comprise costs relating to a future financial period. Prepayments are measured at cost.
Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents comprise cash and demand deposits with financial institutions. Cash and cash equivalents are measured at amortized cost.
Allowance for Expected Credit Losses on Financial Assets

Allowance for Expected Credit Losses on Financial Assets

Financial assets comprise receivables (excluding receivables relating to VAT and other indirect tax receivables), and cash and cash equivalents.

In connection with adoption of IFRS 9, the Company has implemented a new impairment model for financial assets measured at amortized cost based on an expected credit loss model. Until December 31, 2017, provision for bad debts on financial assets was determined on the basis of an individual assessment of each receivable and recognized using an allowance account. From January 1, 2018 provision for bad debts is determined on the basis of a forward-looking expected credit loss (ECL”) model. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and the cash flows that we expect to receive, discounted at an approximation of the original effective interest rate.

For receivables, we will apply a simplified approach in calculating ECLs. Therefore, we will not track changes in credit risk, but instead we will assess a loss allowance based on lifetime ECL at each reporting date. Lifetime ECLs will be assessed on historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For cash and cash equivalents, ECLs are assessed in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are assessed for credit losses that result from default events that are possible within the next 12-months (“12-month ECL”). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (“lifetime ECL”).

Shareholders' Equity

Shareholders’ Equity

The share capital comprises the nominal amount of the parent company’s ordinary shares, each at a nominal value of DKK 1, or approximately €0.13. All shares are fully paid.

Share premium reserve comprises the amounts received, attributable to shareholders’ equity, in excess of the nominal amount of the shares issued at the parent company’s capital increases, reduced by any expenses directly attributable to the capital increases.

Foreign currency translation reserve includes exchange rate adjustments relating to the translation of the results and net assets of our foreign operations from their functional currencies to our presentation currency. The accumulated reserve of a foreign operation is recognized in the consolidated statement of profit or loss at the time we lose control, and thus cease to consolidate such foreign operation. The foreign currency translation reserve is an unrestricted reserve that is available to be distributed as dividends to the Company’s shareholders.

Reserve for share-based payment represents the corresponding entries to the share-based payment recognized in the consolidated statement of profit or loss, arising from our warrant programs.

Retained earnings or accumulated deficit represents the accumulated profits or losses from the Company’s operations. A positive reserve is available to be distributed as dividends to the Company’s shareholders.

Leases

Leases

Leases of property, plant and equipment, where we have substantially all of the risks and rewards of ownership, are classified as finance leases. Other leases are classified as operating leases.

No finance leases were in place at December 31, 2018 or December 31, 2017. Lease payments on operating leases are recognized on a straight-line basis in the consolidated statement of profit or loss over the term of the lease.

Total commitments under operating leases is disclosed in note 16.

Trade Payables

Trade Payables

Trade payables including accrued expenses are measured at amortized cost applying the effective interest method to the effect that the difference between proceeds and nominal amount is recognized in the consolidated statement of profit or loss as a financial expense over the term of the liability.

Other Payables	Other Payables Other payables comprise payables to public authorities, and short-term employee benefits payable within one year. Other payables are measured at their net-realizable values.
Contract Liabilities

Contract Liabilities

Contract liabilities comprise deferred income from collaboration agreements and license agreements, where consideration received do not match the individual deliverables with respect to amount and satisfied performance obligations. Deferred income typically arises from up-front payments under our collaboration- and license agreements, relating to license grants or up-front funding of development activities. If we are participating in continued development of product candidates, up-front payments are recognized as deferred income and recognized as revenue over the anticipated period in which we are involved in the development activities. Deferred income is measured at the fair value of the income received.

Deferred income is recognized as revenue in the consolidated statement of profit or loss when the relevant performance obligation, to which the deferred revenue relates, is satisfied.

Cash Flow Statement

Cash Flow Statement

The cash flow statement shows cash flows from operating, investing and financing activities as well as cash and cash equivalents at the beginning and the end of the financial year.

Cash flows from operating activities are presented using the indirect method and calculated as the profit or loss adjusted for non-cash items, working capital changes as well as financial income, financial expenses and income taxes paid.

Cash flows from investing activities comprise payments in connection with acquisitions, development, improvement and sale, etc. of intangible assets, property, plant and equipment, and group enterprises.

Cash flows from financing activities comprise changes in the share capital of Ascendis Pharma A/S and related costs.

The effect of exchange rate changes on cash and cash equivalents held or due in a foreign currency is presented separately from cash flows from operating, investing and financing activities.

Cash flows in currencies other than the functional currency are recognized in the cash flow statement, using the average exchange rates.

Cash and cash equivalents comprise cash at hand and deposits with financial institutions.

Any restricted cash included in the balance of cash and cash equivalents is presented as an additional disclosure in the cash flow statement.

Segment Reporting

Segment Reporting

We are managed and operated as one operating and reportable segment. No separate operating segments or reportable segments have been identified in relation to product candidates or geographical markets. Accordingly, except for entity wide disclosures, we do not disclose segment information on business segments or geographical markets.

Basic EPS

Basic EPS

Basic Earnings per Share, or EPS, is calculated as the consolidated net income or loss from continuing operations for the period divided by the weighted average number of ordinary shares outstanding.

Diluted EPS

Diluted EPS

Diluted earnings per share is calculated as the consolidated net income or loss from continuing operations for the period divided by the weighted average number of ordinary shares outstanding adjusted for the dilutive effect of share equivalents. If the consolidated statement of profit or loss shows a net loss, no adjustment is made for the dilutive effect, as such effect would be anti-dilutive.

New International Financial Reporting Standards Not Yet Effective

New International Financial Reporting Standards Not Yet Effective

The IASB has issued, and the European Union has adopted, a number of new or amended standards, which have not yet become effective. Therefore, these new standards have not been incorporated in these consolidated financial statements. Our financial reporting is expected to be affected by such new or improved standards to the extent described below.

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In January 2016, the IASB issued IFRS 16 “Leases”. The standard was endorsed by the EU in 2017 and will be effective for annual periods beginning on or after January 1, 2019 and replaces the current IAS 17 “Leases”. IFRS 16 requires, with a few exceptions, lessees to recognize assets (“right-of-use assets”) and liabilities for most leases. Accordingly, lease payments under contracts, currently classified as operating leases, will be recognized over the non-cancellable lease period as depreciation included in research and development costs, and general administrative expenses, respectively, and as interest expenses included in finance expenses. Currently, lease payments under operating leases are recognized as research and development costs, and general administrative expenses, respectively.

We will implement IFRS 16, by applying the modified retrospective approach. Accordingly, no comparative information will be restated, and the cumulative impact from implementing the standard will be recognized through retained earnings in the opening balance at January 1, 2019. The lease liability and corresponding lease asset will be measured at the present value of the remaining lease payments, discounted using an estimated incremental borrowing rate at January 1, 2019.

In the consolidated statement of financial position at January 1, 2019, we will recognize a right-of-use asset of €18.0 million, which include prepaid leases at December 31, 2018, and a lease liability of €17.4 million. Additionally, since lease payments will be classified as payments and interest on lease liabilities, the consolidated statement of profit or loss for 2019 will be impacted, from the leases in effect at January 1, 2019, with an increase in operating profit of €349 thousand, and an increase of financial expenses of €492 thousand. Accordingly, the net impact on the consolidated statement of profit or loss for 2019 from implementing IFRS 16 is a net loss of €143 thousand. Leases in effect at January 1, 2019, will impact cash outflow from financing activities for 2019 with €4.3 million, with a corresponding increase in cash flows from operating activities.

Collaboration Agreements

Collaboration Agreements

Identifying Performance Obligations

Our two collaboration agreements in place were entered in 2010 and 2013, respectively. The agreements include grant of licenses and contemplate our involvement in the ongoing research and development of our partnered product candidates.

At the time the collaboration agreements were entered, the product candidates were early-stage development projects, where the partnered development activities were considered single performance obligations. Accordingly, up-front fees have been recognized as revenue over time based on our continued involvement in development activities.

License Agreements

License Agreements

The judgments that significantly affect the determination of the amount and timing of revenue from contracts with customers relates to three license agreements, which were entered into in 2018.

Identifying Performance Obligations and Allocating Transaction Price

The three license agreements grant the licensee exclusive rights to develop, manufacture, and commercialize the patented product candidates in Greater China (the “Territory”), including the right to grant sub-licenses to third parties. In addition to the licenses, we will deliver development services and provide clinical supply material to be used in clinical trials within the Territory.

In determination of the performance obligations under the license agreements, we have considered the stand-alone values of the promises in the contracts, and our responsibility in the future development activities including bringing the licensed products to market in the Territory.

While licensed product candidates are all in phase 1 or later, we have concluded that the licensee can benefit from each promise in the contract either on their own or together with readily available resources. Thus, each of the license agreements comprise following distinct performance obligations, licenses, development services, and clinical trial supplies, respectively.